Cost of sales	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Cost of sales

8.	Cost of sales

Cost of sales for the year ended 31 December 2025 reflects expenses directly attributable to revenue-generating activities from Al Shola. These costs primarily include materials, subcontractor services, and logistics incurred as part of LPG system supply and installation.

Cost of sales also includes the recognition of the fair value step-up on inventory arising from the QIND purchase price allocation, which was expensed as the underlying inventory was sold during the period.

Previously, cost of sales related entirely to Fusion Fuel Portugal. As such, no cost of sales from this former subsidiary remains in the Group’s financial statements for the current period and figures recorded between 2024 and prior years are not considered comparable.

	2025	2024	2023
	€’000	€’000	€’000
LPG-related services (QIND / Al Shola Gas)	10,179	1,168	-
Hydrogen technology (deconsolidated entity)	-	-	20,088
Inventory step down from PPA of QIND	61	-	-
	10,240	1,168	20,088